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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and Address of Issuer:

      Pilgrim Funds Trust
      7337 East Doubletree Ranch Road
      Scottsdale, AZ 85258-2034
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2. The name of each Series or Class of securities for which this Form is filed (If the Form is being filed for all Series and Classes of securities of the Issuer, check the box but do not list series or classes): [ ]

      Pilgrim Internet Fund (formerly ING Internet Fund) and
      Pilgrim Tax Efficient Equity Fund (formerly ING Tax Efficient Equity Fund)

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3.    Investment Company Act File Number:          811-08895


      Securities Act File Number:                  333-59745
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4(a). Last day of fiscal year for which this Form is filed:

      May 31, 2001
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of Registration Fee:

     (i)    Aggregate  sale price of securities  sold
            during  the  fiscal   year   pursuant  to
            section 24(f):                                         $ 51,957,541
                                                                   ------------
     (ii)   Aggregate price of securities redeemed or
            repurchased   during  the  fiscal   year:
                                                      $ 52,274,538
                                                      ------------
     (iii)  Aggregate price of securities redeemed or
            repurchased  during any PRIOR fiscal year
            ending no earlier  than  October 11, 1995
            that were not  previously  used to reduce
            registration    fees   payable   to   the
            Commission:                               $252,319,357
                                                      ------------
     (iv)   Total available  redemption  credits [add
            Items 5(ii) and 5(iii)]:                               $304,593,895
                                                                   ------------
     (v)    Net sales - if Item 5(i) is greater  than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                                 $          0
                                                                   ------------
     (vi)   Redemption  Credits  available for use in
            future  years - if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                    $252,636,354
                                                      ------------
     (vii)  Multiplier for  determining  registration
            fee (See Instruction C.9):                                  0.00025
                                                                   ------------
     (viii) Registration  fee due [multiply Item 5(v)
            by Item  5(vii)]  (enter "0" if no fee is
            due):                                                  $          0
                                                                   ============
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


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8. Total of the Amount of the Registration Fee Due Plus Any Interest Due [line 5(viii) plus line7]:

       $0
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9. Date the Registration Fee and any Interest Payment was Sent to the Commission's Lockbox Depository:

       Date:                                 CIK Number:

       Method of Delivery:
                          [ ] Wire Transfer
                          [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Robyn L. Ichilov
                          --------------------------------------------
                          Robyn L. Ichilov, Vice President/Treasurer
                          --------------------------------------------

Date: August 28, 2001

   *Please print the name and title of the signing officer below the signature